Equity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Equity
25.	EQUITY

a.	Share capital

Ordinary shares

	December 31
	2018	2019

Numbers of shares authorized (in thousands)	5,000,000	5,000,000

Numbers of shares reserved (in thousands)
Employee share options	400,000	400,000

Number of shares issued and fully paid (in thousands)	4,321,714	4,330,528

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Share capital authorized	$50,000,000	$50,000,000	$1,671,682

Share capital reserved
Employee share options	$4,000,000	$4,000,000	$133,735

Share capital issued and fully paid	$43,217,144	$43,305,287	$1,447,853

American Depositary Receipts

The Company’s ADS represents 2 ordinary shares of the Company. As of December 31, 2018 and 2019, 140,042 thousand and 125,542 thousand ADSs were outstanding and represented approximately 280,085 thousand and 251,084 thousand ordinary shares of the Company, respectively.

b.	Capital surplus

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Issuance of ordinary shares	$12,906,401	$13,070,330	$436,989
Merger by share exchange	117,693,658	117,693,658	3,934,927
Difference between consideration and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	6,034,102	3,254,489	108,809
	136,634,161	134,018,477	4,480,725

May be used to offset a deficit only

Changes in percentage of ownership interest in subsidiaries (2)	3,727,336	891,876	29,819
Treasury share transactions	182,354	364,708	12,193
Exercised employee share options	1,366,480	1,443,995	48,278
Expired share options (Note 29)	645,978	645,903	21,595
Share of changes in capital surplus of associates	87,136	16,266	544
Dividends that the claim period has elapsed and unclaimed by shareholders	872	1,942	65
	6,010,156	3,364,690	112,494

May not be used for any purpose

Employee share options	583,542	1,304,250	43,606
Others (3)	48,805	222,946	7,454
	632,347	1,527,196	51,060

	$143,276,664	$138,910,363	$4,644,279

1)
Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)
Such capital surplus arises from the effect of changes in ownership interest in a subsidiary resulted from equity transactions other than actual disposal or acquisition, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)
Such capital surplus represents the excess of the carrying amount of related accounts over the par value due to employee share options exercised and the Company has not completed registration formalities.

The Company’s special shareholders’ meeting held in June 2018 resolved to distribute cash to its shareholders in the amount of NT$10,795,980 thousand from capital surplus arising from issuance of ordinary shares.

c.	Retained earnings and dividend policy

The amended Articles of Incorporation of the Company (the “Articles”) approved in shareholders’ meeting in June 2019 provides that annual net income shall be distributed in the following order:

1)	Replenishment of deficits;

2)	10.0% as legal reserve;

3)	Special reserve appropriated or reversed in accordance with laws or regulations set forth by the authorities concerned;

For the policies on the distribution of employees’ compensation and remuneration of directors, refer to employees’ compensation and remuneration of directors in Note 26(g).

The Company is currently in the mature growth stage. To meet the capital needs for business development now and in the future and satisfy the shareholders’ demand for cash inflows, the Company shall use residual dividend policy to distribute dividends, of which the cash dividend is not lower than 30% of the total dividend distribution, with the remainder to be distributed in shares. A distribution plan is also to be made by the board of directors and passed for resolution in the shareholders’ meeting.

Appropriation of earnings to legal reserve shall be made until the legal reserve equals the Company’s share capital. Legal reserve may be used to offset deficits. If the Company has no deficit and the legal reserve has exceeded 25% of the Company’s share capital, the excess may be transferred to capital or distributed in cash.

Items referred to under Rule No. 1010012865 and Rule No. 1010047490 issued by the Financial Supervisory Commission R.O.C. and in the directive titled “Questions and Answers for Special Reserves Appropriated Following Adoption of IFRSs” should be appropriated to or reversed from a special reserve by the Company.

The appropriation of earnings for 2018 resolved at the Company’s shareholders’ meeting in June 2019, was as follows:

	Appropriation of Earnings		Dividends Per Share
	NT$	US$ (Note 4)	NT$	US$ (Note 4)
			(in dollars)	(in dollars)

Legal reserve	$2,203,895	$73,684
Special reserve	3,548,844	118,651
Cash dividends	10,806,454	361,299	$2.50	$0.1

	$16,559,193	$553,634

d.	Others equity items

1)
Exchange differences on translating foreign operations

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(1,643,623)	$(6,733,659)	$(5,888,574)	$(196,876)
Exchange differences on translating foreign operations	(4,952,815)	426,186	(4,788,135)	(160,085)
Share from associates and joint venture accounted for using the equity method	(137,221)	136,608	(85,975)	(2,875)
Disposal of associates and joint venture accounted for using the equity method	—	282,291	—	—

Balance at December 31	$(6,733,659)	$(5,888,574)	$(10,762,684)	$(359,836)

2)	Unrealized gain (loss) on available-for-sale financial assets

For the Year Ended December 31, 2017
NT$

Balance at January 1, 2017	$(197,314)
Unrealized gain arising on revaluation of available-for-sale financial assets	169,585
Cumulative loss reclassified to profit or loss on impairment of available-for-sale financial assets	50,206
Cumulative gain reclassified to profit or loss on disposal of available-for-sale financial assets	(1,517)
Share from associates and joint venture accounted for using the equity method	401,610

Balance at December 31, 2017	$422,570

3)	Unrealized gain (loss) on financial assets at FVTOCI

	For the Year Ended December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Balance at January 1	$422,570	$(1,015,107)	$(33,939)
Adjustment on initial application of IFRS 9	(287,053)	—	—
Balance at January 1 as adjusted	135,517	(1,015,107)	(33,939)
Unrealized gain (loss) recognized during the year
Debt instruments	(63,076)	(2,052)	(69)
Equity instruments	(398,513)	(283,472)	(9,477)
Share from associates and joint venture accounted for using the equity method	(555,271)	1,501,689	50,207
Realized loss (gain) recognized during the year
Disposal of equity instruments and transferred cumulative gain to retained earnings	(1,518)	—	—
Disposal of associates and joint venture accounted for using the equity method	(133,364)	—	—
Share from associates and joint venture accounted for using the equity method	1,118	(404,156)	(13,512)

Balance at December 31	$(1,015,107)	$(203,098)	$(6,790)

e
.

Treasury shares (in thousand shares)

	Balance at			Balance at
	January 1	Addition	Decrease	December 31

2017

Shares held by subsidiaries	145,883	—	—	145,883
Shares reserved for bonds conversion	120,000	—	—	120,000

	265,883	—	—	265,883

2018

Shares held by subsidiaries	145,883	—	(72,942)	72,941
Shares reserved for bonds conversion	120,000	—	(120,000)	—
Shares repurchased from dissenting shareholders in accordance with Business Mergers And Acquisitions Act	—	1,852	(1,852)	—

	265,883	1,852	(194,794)	72,941

2019

Shares held by subsidiaries	72,941	—	—	72,941

The Company’s shares held by its subsidiaries at each balance sheet date were as follows:

	Shares Held By Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2018

ASE Test	44,100	$1,380,721		$2,571,044
J&R Holding	23,352	381,709		1,361,415
ASE Test, Inc.	5,489	196,677		320,031

	72,941	$1,959,107		$4,252,490

December 31, 2019

ASE Test	44,100	$1,380,721	$46,162	$3,669,140	$122,673
J&R Holding	23,352	381,709	12,762	1,942,876	64,957
ASE Test, Inc.	5,489	196,677	6,576	456,717	15,270

	72,941	$1,959,107	$65,500	$6,068,733	$202,900

Fair value (Level 1) of the Company’s shares held by subsidiaries is based on the closing price from an available published price quotation.

In March 2018, ASE’s board of directors approved, in accordance with Business Mergers and Acquisitions Act, to repurchase ASE’s 1,852 thousand ordinary shares at $38.5 per share held by the shareholders dissenting on the share exchange transaction which has been approved by both of ASE and SPIL’s special shareholders’ meetings on February 12, 2018. In addition, ASE’s board of directors approved a capital reduction in April 2018 to cancel ASE’s 121,852 thousand treasury shares and the record date was April 9, 2018. ASE has completed the registration formalities before April 30, 2018.

ASE issued ordinary shares in connection with its merger with its subsidiaries. The shares held by its subsidiaries were reclassified to treasury shares on the proportion owned by ASE. As disclosed in Note 1, ASE’s ordinary shares held by subsidiaries were exchanged to the Company’s ordinary shares on April 30, 2018 in accordance with the joint share exchange agreement.

The subsidiaries holding the aforementioned treasury shares retain shareholders’ rights except the rights to participate in any capital increase by cash and voting.

f.	Non-controlling interests

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$12,000,551	$13,190,129	$17,639,487	$589,752
Adjustment on initial application of IFRS 15	—	5,183	—	—
Balance at January 1 as adjusted	12,000,551	13,195,312	17,639,487	589,752
Share of profit for the year	1,677,941	1,203,588	1,207,974	40,387
Other comprehensive income (loss)
Exchange difference on translating foreign operations	(334,920)	(198,365)	(414,010)	(13,842)
Unrealized gain on available-for-sale financial assets	5,763	—	—	—
Unrealized loss on equity instruments at FVTOCI	—	(23,928)	(10,773)	(360)
Remeasurement on defined benefit plans	(13,724)	(30,079)	(7,422)	(248)
Non-controlling interests arising from acquisition of subsidiaries (Note 30)	—	3,582,866	666,651	22,289
Subscribing for ordinary shares form subsidiaries’ cash capital increase	—	—	83,044	2,776
Acquisition of non-controlling interests in subsidiaries (Note 32)	—	(2,492,915)	(5,084,785)	(170,003)
Partial disposal of subsidiaries (Note 32)	(3,055)	1,693,064	—	—
Subsidiaries’ buy back of their own outstanding ordinary shares (Note 32)	—	(801,884)	(2,017,319)	(67,446)

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	$263,213	$1,936,643	$1,672,310	$55,911
Non-controlling interest relating to outstanding expired employee share options granted by subsidiaries	(159,200)	—	—	—
Cash dividends to non-controlling interests	(246,440)	(424,815)	(360,245)	(12,044)

Balance at December 31	$13,190,129	$17,639,487	$13,374,912	$447,172